Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Net (Loss) Income Per Share of Common Stock	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each category for the three months ended March 31, 2023 and 2022:

	For the Three Months Ended March 31,
	2023		2022
	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(242,794)	$(678,958)	$974,189	243,547
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption	2,467,422	6,900,000	27,600,000	6,900,000

Basic and diluted net (loss) income per share	$(0.10)	$(0.10)	$0.04	0.04
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each category for the year-ended December 31, 2022 and 2021:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$3,860,456	$972,392	$(2,091,672)	$(541,088)
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption	27,393,431	6,900,000	26,492,055	6,853,151
Basic and diluted net income (loss) per ordinary share	$0.14	$0.14	$(0.08)	$(0.08)